Condensed Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Preferred stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest
Beginning balance at Dec. 31, 2012	$ 413,042	$ 455	$ 53,054	$ 158,015	$ 169,039	$ 32,474	$ 5
Beginning balance, shares at Dec. 31, 2012		45,554,570	53,054
Net income	7,716				7,672		44
Change in unrealized gains (loss) on investments, net of tax	171					171
Capital contributions	10,274			10,274
Foreign currency translation adjustment, net of tax	0
Stock option compensation	367			367
Ending balance at Mar. 31, 2013	431,570	455	53,054	168,656	176,711	32,645	49
Ending balance, shares at Mar. 31, 2013		45,554,570	53,054
Beginning balance at Dec. 31, 2013	642,867	797	0	437,006	197,552	7,425	87
Beginning balance, shares at Dec. 31, 2013		79,731,800	0
Net income	26,424				26,392		32
Change in unrealized gains (loss) on investments, net of tax	8,771					8,771
Foreign currency translation adjustment, net of tax	(597)					(597)
Common stock dividends	(932)				(932)
Issuance of common stock, shares		13,612,600
Issuance of common stock	178,639	136		178,503
Stock option compensation	418			418
Ending balance at Mar. 31, 2014	$ 855,590	$ 933	$ 0	$ 615,927	$ 223,012	$ 15,599	$ 119
Ending balance, shares at Mar. 31, 2014		93,344,400	0